TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes On Income [Line Items]
Israeli Income tax rate	23.00%	23.00%	23.00%
Net operating loss carry forwards	$ 136,499
Capital loss carry forwards	27,191
Deferred tax assets valuation allowance	49,907	$ 49,928
Undistributed earnings held by foreign subsidiaries	5,577
Foreign tax credits and foreign withholding taxes	1,060
Total gross uncertain tax benefits	1,395	$ 1,043	$ 943	$ 843
ISRAEL
Taxes On Income [Line Items]
Write-off prepaid and withholding taxes	6,607
United States of America [Member] | Minimum [Member]
Taxes On Income [Line Items]
Net operating loss carry forwards	1,568
United States of America [Member] | Maximum [Member]
Taxes On Income [Line Items]
Net operating loss carry forwards	$ 5,477
Expiration of operating loss carry forward	Dec. 31, 2037